EQUITY (Details)	1 Months Ended
	Jan. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 23, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common interests authorized | shares		2,500,000,000		2,500,000,000
Common stock per share | $ / shares		$ 0.0001		$ 0.0001
Preferred interests authorized | shares			25,000,000
Preferred stock par value (in dollars per share) | $ / shares			$ 0.0001
Mountain Aviation
Class of Stock [Line Items]
Shares issued (in shares) | shares	3,968,900
Share issuance price (in dollars per share) | $ / shares	$ 7.60
Common Class A
Class of Stock [Line Items]
Common interests authorized | shares			2,500,000,000
Common stock per share | $ / shares			$ 0.0001
Voting rights per share | Vote			1